UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2008
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      JANA PARTNERS LLC
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Address:   767 Fifth Avenue, 8th Floor
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           New York, New York 10153
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Form 13F File Number:     028-10328
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Charles Penner
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Title:     General Counsel
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Phone:     212 455-0900
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Signature, Place, and Date of Signing:

/s/ Charles Penner               New York, New York        February 17, 2009
------------------------   ------------------------------  -----------------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:


Number of Other Included Managers:             0
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Form 13F Information Table Entry Total:        64
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Form 13F Information Table Value Total:        $792,191
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                                                (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.     NONE


                                               FORM 13F INFORMATION TABLE

            COLUMN 1          COLUMN 2          COLUMN 3     COLUMN 4        COLUMN 5      COLUMN 6    COLUMN 7       COLUMN 8

                                                            VALUE     SHRS OR   SH/ PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS     CUSIP     (x$1000)   PRN AMT   PRN CALL  DISCRETION  MANAGERS  SOLE  SHARED   NONE

AK STL HLDG CORP              COM               001547108   14,292   1,533,453  SH           SOLE           1,533,453

ALPHA NATURAL RESOURCES INC   COM               02076X102    4,857     300,000  SH           SOLE             300,000

AMERICAN ITALIAN PASTA CO     CL A              027070101   18,989     850,000  SH           SOLE             850,000

AMKOR TECHNOLOGY INC          COM               031652100    2,180   1,000,000  SH           SOLE           1,000,000

ARCADIA RES INC               COM               039209101    4,510  15,235,396  SH           SOLE          15,235,396

BIOGEN IDEC INC               COM               09062X103   18,312     384,465  SH           SOLE             384,465

CHUBB CORP                    COM               171232101   61,319   1,202,325  SH           SOLE           1,202,325

COLEMAN CABLE INC             COM               193459302   12,885   2,844,340  SH           SOLE           2,844,340

COMMSCOPE INC                 COM               203372107   22,860   1,471,035  SH           SOLE           1,471,035

CONVERGYS CORP                COM               212485106  109,198  17,035,512  SH           SOLE          17,035,512

COPART INC                    COM               217204106   65,492   2,408,678  SH           SOLE           2,408,678

COREL CORP NEW                COM               21869X103    5,502   2,015,359  SH           SOLE           2,015,359

EATON VANCE FLTING RATE INC   COM               278279104      754      94,065  SH           SOLE              94,065

EATON VANCE TXMGD GL BUYWR O  COM               27829C105    2,527     249,684  SH           SOLE             249,684

EQUINIX INC                   COM NEW           29444U502      479       9,000  SH           SOLE               9,000

EV3 INC                       COM               26928A200    2,716     445,186  SH           SOLE             445,186

FOCUS MEDIA HLDG LTD          SPONSORED ADR     34415V109    3,445     378,950  SH           SOLE             378,950

FOREST OIL CORP               COM PAR $0.01     346091705    3,628     220,000  SH           SOLE             220,000

GENERAL MTRS CORP             COM               370442105      320     100,000  SH   CALL    SOLE

GRAPHIC PACKAGING HLDG CO     COM               388689101    4,335   3,802,801  SH           SOLE           3,802,801

GSC ACQUISITION COMPANY       UNIT 99/99/9999   40053G205    4,560     500,000  SH           SOLE             500,000

HARRIS CORP DEL               COM               413875105   23,806     625,657  SH           SOLE             625,657

HAYES LEMMERZ INTL INC        COM NEW           420781304    2,520   5,600,000  SH           SOLE           5,600,000

HAYNES INTERNATIONAL INC      COM NEW           420877201    1,740      70,666  SH           SOLE              70,666

HCC INS HLDGS INC             COM               404132102   22,022     823,269  SH           SOLE             823,269

HEALTH NET INC                COM               42222G108   63,339   5,816,224  SH           SOLE           5,816,224

HILLTOP HOLDINGS INC          COM               432748101    7,812     802,100  SH           SOLE             802,100

INGERSOLL-RAND COMPANY LTD    CL A              G4776G101    5,779     333,100  SH   CALL    SOLE

INGERSOLL-RAND COMPANY LTD    CL A              G4776G101    2,571     148,200  SH   CALL    SOLE

INTEL CORP                    COM               458140100    7,331     500,100  SH           SOLE             500,100

INTERPUBLIC GROUP COS INC     COM               460690100    5,821   1,470,000  SH           SOLE           1,470,000

LIBERTY ACQUISITION HLDGS CO  COM               53015Y107   11,771   1,419,900  SH           SOLE           1,419,900

LIBERTY ACQUISITION HLDGS CO  *W EXP 12/12/201  53015Y115      383     709,950  SH           SOLE             709,950

M & F WORLDWIDE CORP          COM               552541104    4,717     305,277  SH           SOLE             305,277

MAGELLAN HEALTH SVCS INC      COM NEW           559079207    1,958      50,000  SH           SOLE              50,000

MAXIMUS INC                   COM               577933104   14,044     400,000  SH           SOLE             400,000

MCDERMOTT INTL INC            COM               580037109    3,952     400,000  SH           SOLE             400,000

MCDONALDS CORP                COM               580135101    3,906      62,800  SH           SOLE              62,800

MEDAREX INC                   COM               583916101   14,670   2,629,049  SH           SOLE           2,629,049

MEDICIS PHARMACEUTICAL CORP   CL A NEW          584690309    7,753     557,800  SH           SOLE             557,800

MF GLOBAL LTD                 SHS               G60642108   16,395   8,036,665  SH           SOLE           8,036,665

MICROSOFT CORP                COM               594918104    9,720     500,000  SH   CALL    SOLE

MICROSOFT CORP                COM               594918104    9,720     500,000  SH   CALL    SOLE

NASDAQ PREM INCM & GRW FD IN  COM               63110R105    2,261     243,388  SH           SOLE             243,388

NBTY INC                      COM               628782104    4,695     300,000  SH           SOLE             300,000

NEWMARKET CORP                COM               651587107    1,431      41,000  SH           SOLE              41,000

ORACLE CORP                   COM               68389X105    8,704     490,900  SH           SOLE             490,900

PEABODY ENERGY CORP           COM               704549104    9,335     410,336  SH           SOLE             410,336

PFIZER INC                    COM               717081103    8,855     500,000  SH   CALL    SOLE

PRG-SCHULTZ INTERNATIONAL IN  COM NEW           69357C503    9,376   2,297,932  SH           SOLE           2,297,932

RALCORP HLDGS INC NEW         COM               751028101    5,884     100,745  SH           SOLE             100,745

REGIONAL BK HOLDRS TR         DEPOSITRY RCPT    75902E100   15,383     203,400  SH           SOLE             203,400

RELIANT ENERGY INC            COM               75952B105    3,468     600,000  SH           SOLE             600,000

SONICWALL                     COM               835470105    4,023   1,010,841  SH           SOLE           1,010,841

SPDR SERIES TRUST             KBW REGN BK ETF   78464A698   32,359   1,109,700  SH           SOLE           1,109,700

SYMANTEC CORP                 COM               871503108    3,380     250,000  SH           SOLE             250,000

TELEPHONE & DATA SYS INC      COM               879433100      959      30,200  SH           SOLE              30,200

TELETECH HOLDINGS INC         COM               879939106    6,537     782,912  SH           SOLE             782,912

TEREX CORP NEW                COM               880779103    6,719     387,905  SH           SOLE             387,905

TRANSOCEAN INC NEW            SHS               G90073100   25,198     533,300  SH           SOLE             533,300

TYCO INTL LTD BERMUDA         SHS               G9143X208   14,945     691,900  SH           SOLE             691,900

ULURU INC                     COM               90403T100    2,635   9,409,410  SH           SOLE           9,409,410

WILLIAMS COS INC DEL          COM               969457100   20,692   1,429,000  SH           SOLE           1,429,000

XERIUM TECHNOLOGIES INC       COM               98416J100      462     699,296  SH           SOLE             699,296
